Summary of Significant Accounting Policies (Details) - 401(K) AND EMPLOYEE STOCK OWNERSHIP PLAN	12 Months Ended
Dec. 31, 2025 USD ($)
Summary of Significant Accounting Policies
Annual recordkeeping fee per participant	$ 26
Minimum
Summary of Significant Accounting Policies
Expense ratio	0.01%
Maximum
Summary of Significant Accounting Policies
Expense ratio	0.57%